UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-04506
                                                     ---------

                           Phoenix Investment Trust 06
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

         Kevin J. Carr, Esq.
  Vice President, Chief Legal Officer,                 John H. Beers, Esq.
  Counsel and Secretary for Registrant             Vice President and Counsel
     Phoenix Life Insurance Company              Phoenix Life Insurance Company
           One American Row                            One American Row
      Hartford, CT 06103-2899                       Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------
                      Date of fiscal year end: December 31
                                               -----------
                     Date of reporting period: June 30, 2006
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

--------------------------------------------------------------------------------
                                                                 JUNE 30, 2006
--------------------------------------------------------------------------------


  SEMIANNUAL REPORT

--------------------------------------------------------------------------------

      o  PHOENIX ALL-CAP GROWTH FUND

      o  PHOENIX NIFTY FIFTY FUND

      o  PHOENIX SMALL-CAP GROWTH FUND


TRUST NAME:                                 ? WOULDN'T YOU RATHER
PHOENIX INVESTMENT TRUST 06                   HAVE THIS DOCUMENT
                                              E-MAILED TO YOU?
                                              Eligible shareholders can sign up
[LOGO] PHOENIXFUNDS(SM)                       for E-Delivery at PhoenixFunds.com

     ---------------------------------------------------------------------
      Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
     ---------------------------------------------------------------------


This report is not authorized for distribution to prospective investors in the Phoenix Investment Trust 06 Funds unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

A MESSAGE FROM THE PRESIDENT

DEAR PHOENIXFUNDS SHAREHOLDER:

      This semiannual report addresses the performance of your Phoenix mutual fund for the six months ended June 30, 2006. It provides detailed information about your fund's performance, portfolio holdings and transactions for the period.

      At Phoenix, our focus is on investment performance and serving the best interests of our shareholders. We believe that mutual funds are among the most effective vehicles for individual investors to gain access to a variety of financial markets and for building diversified portfolios.

      I am especially proud of how we have expanded our fund family over the last year to offer access to even more money managers. Today, the PhoenixFunds draw from the vast expertise of 16 different management teams--six Phoenix affiliates and 10 outside subadvisers chosen for their complementary investment capabilities.

      These fund teams operate independently, conducting their research, identifying opportunities in the markets they know best, and applying their disciplined strategies to the portfolios they manage. We are confident in their ability to navigate their funds through whatever market and economic changes lie ahead.

      When it comes to financial decisions, we recommend working with an experienced financial advisor. If you haven't reviewed or rebalanced your portfolio lately, this may be a good time to meet with your advisor and make sure that your investments are still aligned with your financial goals.

      Thank you for choosing PhoenixFunds to be part of your financial plan.


Sincerely yours,


/s/ Daniel T. Geraci

Daniel T. Geraci
President, PhoenixFunds

JULY 2006

TABLE OF CONTENTS

Glossary...................................................................   3

Phoenix All-Cap Growth Fund................................................   4

Phoenix Nifty Fifty Fund...................................................  12

Phoenix Small-Cap Growth Fund..............................................  19

Notes to Financial Statements..............................................  27

--------------------------------------------------------------------------------

PROXY VOTING PROCEDURES (FORM N-PX)

The Advisers and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2005, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------

GLOSSARY

ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

GDR (GLOBAL DEPOSITARY RECEIPT)
A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

PHOENIX ALL-CAP GROWTH FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the All-Cap Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                               Beginning           Ending        Expenses Paid
  All-Cap Growth Fund        Account Value      Account Value       During
        Class A            December 31, 2005    June 30, 2006       Period*
-----------------------    -----------------    -------------    -------------
Actual                         $1,000.00          $  960.30          $7.39

Hypothetical (5% return
   before expenses)             1,000.00           1,017.16           7.64

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.52%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
  (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                               Beginning           Ending        Expenses Paid
  All-Cap Growth Fund        Account Value      Account Value       During
        Class B            December 31, 2005    June 30, 2006       Period*
-----------------------    -----------------    -------------    -------------
Actual                         $1,000.00          $  956.50         $11.01

Hypothetical (5% return
   before expenses)             1,000.00           1,013.40          11.40

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.27%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
  (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                               Beginning           Ending        Expenses Paid
  All-Cap Growth Fund        Account Value      Account Value       During
        Class C            December 31, 2005    June 30, 2006       Period*
-----------------------    -----------------    -------------    -------------
Actual                         $1,000.00          $  956.50         $11.01

Hypothetical (5% return
   before expenses)             1,000.00           1,013.40          11.40

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.27%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
  (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

PHOENIX ALL-CAP GROWTH FUND

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                           6/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                  Information Technology               29%
                  Consumer Discretionary               15
                  Industrials                          14
                  Health Care                           9
                  Financials                            8
                  Consumer Staples                      7
                  Telecommunication Services            2
                  Other                                16

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                      SHARES        VALUE
                                                   -----------  -------------
DOMESTIC COMMON STOCKS-88.5%

AIR FREIGHT & LOGISTICS-3.8%
FedEx Corp.(e) .................................        27,000  $   3,155,220
Pacer International, Inc.(e) ...................        55,000      1,791,900
                                                                -------------
                                                                    4,947,120
                                                                -------------

APPAREL RETAIL-1.2%
Urban Outfitters, Inc.(b)(e) ...................        90,000      1,574,100

APPLICATION SOFTWARE-0.8%
Adobe Systems, Inc.(b) .........................        36,000      1,092,960

ASSET MANAGEMENT & CUSTODY BANKS-1.7%
GAMCO Investors, Inc. Class A(e) ...............        60,000      2,205,600

AUTOMOTIVE RETAIL-0.8%
Advance Auto Parts, Inc. .......................        37,000      1,069,300

BIOTECHNOLOGY-5.2%
Genentech, Inc.(b)(e) ..........................        28,000      2,290,400
Genzyme Corp.(b) ...............................        33,000      2,014,650
Gilead Sciences, Inc.(b) .......................        20,000      1,183,200
Nuvelo, Inc.(b)(e) .............................        85,000      1,415,250
                                                                -------------
                                                                    6,903,500
                                                                -------------

BROADCASTING & CABLE TV-0.1%
WorldSpace, Inc. Class A(b)(e) .................        20,000         71,600

COMMUNICATIONS EQUIPMENT-3.5%
Cisco Systems, Inc.(b) .........................        86,000      1,679,580

                                                      SHARES        VALUE
                                                   -----------  -------------
COMMUNICATIONS EQUIPMENT-CONTINUED
Qualcomm, Inc. .................................        45,000  $   1,803,150
SafeNet, Inc.(b)(e) ............................        65,000      1,151,800
                                                                -------------
                                                                    4,634,530
                                                                -------------

COMPUTER HARDWARE-4.6%
Apple Computer, Inc.(b) ........................        44,000      2,513,280
Avid Technology, Inc.(b)(e) ....................        60,000      1,999,800
Stratasys, Inc.(b)(e) ..........................        50,000      1,473,000
                                                                -------------
                                                                    5,986,080
                                                                -------------

COMPUTER STORAGE & PERIPHERALS-1.0%
Western Digital Corp.(b)(e) ....................        64,000      1,267,840

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-1.3%
Deere & Co. ....................................        20,000      1,669,800

CONSUMER FINANCE-1.6%
SLM Corp........................................        41,000      2,169,720

DATA PROCESSING & OUTSOURCED SERVICES-2.5%
Mastercard Inc. Class A(b) .....................        38,000      1,824,000
Paychex, Inc. ..................................        38,000      1,481,240
                                                                -------------
                                                                    3,305,240
                                                                -------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-3.5%
Advisory Board Co. (The)(b)(e) .................        55,000      2,644,950
Corporate Executive Board Co. (The) ............        19,000      1,903,800
                                                                -------------
                                                                    4,548,750
                                                                -------------


                        See Notes to Financial Statements                      5

PHOENIX ALL-CAP GROWTH FUND

                                                      SHARES        VALUE
                                                   -----------  -------------
DRUG RETAIL--2.1%
Walgreen Co.(e) ................................        62,000  $   2,780,080

EDUCATION SERVICES--1.0%
Strayer Education, Inc.(e) .....................        13,000      1,262,560

FOOD RETAIL--1.4%
Whole Foods Market, Inc. .......................        28,000      1,809,920

GENERAL MERCHANDISE STORES--2.7%
Target Corp.(e) ................................        73,000      3,567,510

HEALTH CARE EQUIPMENT--2.9%
Medtronic, Inc.(e) .............................        80,000      3,753,600

HEALTH CARE SERVICES--0.3%
Health Grades, Inc.(b)(e) ......................        90,000        405,000

HEALTH CARE SUPPLIES--0.9%
Immucor, Inc.(b) ...............................        60,000      1,153,800

HOME IMPROVEMENT RETAIL--2.5%
Home Depot, Inc. (The) .........................        46,000      1,646,340
Lowe's Cos., Inc. ..............................        28,000      1,698,760
                                                                -------------
                                                                    3,345,100
                                                                -------------

HUMAN RESOURCES & EMPLOYMENT SERVICES--3.8%
Monster Worldwide, Inc.(b) .....................        60,000      2,559,600
Resources Connection, Inc.(b)(e) ...............        95,000      2,376,900
                                                                -------------
                                                                    4,936,500
                                                                -------------

INDUSTRIAL MACHINERY--0.9%
Illinois Tool Works, Inc. ......................        26,000      1,235,000

INTERNET SOFTWARE & SERVICES--9.1%
CNET Networks, Inc.(b)(e) ......................        85,000        678,300
eBay, Inc.(b)(e) ...............................        73,000      2,138,170
j2 Global Communications, Inc.(b)(e) ...........       122,000      3,808,840
NetRatings, Inc.(b) ............................       115,000      1,597,350
Websense, Inc.(b)(e) ...........................        20,000        410,800
Yahoo!, Inc.(b) ................................       102,000      3,366,000
                                                                -------------
                                                                   11,999,460
                                                                -------------

INVESTMENT BANKING & BROKERAGE--1.8%
Morgan Stanley .................................        38,000      2,401,980

LEISURE FACILITIES--1.2%
Life Time Fitness, Inc.(b)(e) ..................        35,000      1,619,450

LEISURE PRODUCTS--0.8%
Polaris Industries, Inc.(e) ....................        25,000      1,082,500

                                                      SHARES        VALUE
                                                   -----------  -------------
LIFE SCIENCES TOOLS & SERVICES--0.9%
Nektar Therapeutics(b)(e) ......................        65,000  $   1,192,100

MOVIES & ENTERTAINMENT--2.6%
Walt Disney Co. (The) ..........................       113,000      3,390,000

OFFICE SERVICES & SUPPLIES--2.0%
PeopleSupport, Inc.(b) .........................       200,000      2,692,000

PACKAGED FOODS & MEATS--0.1%
Hain Celestial Group, Inc. (The)(b)(e) .........         5,000        128,800

PERSONAL PRODUCTS--1.3%
Avon Products, Inc. ............................        55,000      1,705,000

PHARMACEUTICALS--0.7%
Sepracor, Inc.(b)(e) ...........................        15,000        857,100

REGIONAL BANKS--0.7%
Commerce Bancorp, Inc.(e) ......................        26,000        927,420

RESTAURANTS--1.9%
Starbucks Corp.(b)(e) ..........................        65,000      2,454,400

SEMICONDUCTORS--6.8%
Maxim Integrated Products, Inc. ................        52,000      1,669,720
Mindspeed Technologies, Inc.(b)(e) .............       770,000      1,855,700
ON Semiconductor Corp.(b)(e) ...................       400,000      2,352,000
Texas Instruments, Inc. ........................        54,000      1,635,660
Xilinx, Inc. ...................................        64,000      1,449,600
                                                                -------------
                                                                    8,962,680
                                                                -------------

SOFT DRINKS--3.1%
Hansen Natural Corp.(b)(e) .....................        10,000      1,903,700
PepsiCo, Inc....................................        37,000      2,221,480
                                                                -------------
                                                                    4,125,180
                                                                -------------

SPECIALTY STORES--1.6%
Staples, Inc. ..................................        86,000      2,091,520

THRIFTS & MORTGAGE FINANCE--0.9%
Federal Agricultural Mortgage Corp. Class C ....        45,000      1,246,500

TRADING COMPANIES & DISTRIBUTORS--1.9%
Fastenal Co.(e) ................................        51,000      2,054,790
TransDigm Group, Inc.(b) .......................        16,600        397,570
                                                                -------------
                                                                    2,452,360
                                                                -------------

WIRELESS TELECOMMUNICATION SERVICES--1.0%
InPhonic, Inc.(b)(e) ...........................       215,000      1,354,500
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $97,608,472)                                     116,378,160
-----------------------------------------------------------------------------


6                       See Notes to Financial Statements

PHOENIX ALL-CAP GROWTH FUND

                                                      SHARES        VALUE
                                                   -----------  -------------
FOREIGN COMMON STOCKS(c)--11.2%

APPLICATION SOFTWARE--2.1%
SAP AG Sponsored ADR (Germany)(e) ..............        53,000  $   2,783,560

ASSET MANAGEMENT & CUSTODY BANKS--1.5%
Stewart (W.P.) & Co. Ltd. (United States)(e) ...       125,000      1,902,500

MOVIES & ENTERTAINMENT--1.0%
Imax Corp. (United States)(b)(e) ...............       150,000      1,374,000

PHARMACEUTICALS--0.8%
Teva Pharmaceutical Industries Ltd. ADR
(United States)(e) .............................        33,000      1,042,470

SEMICONDUCTORS--4.5%
ARM Holdings plc Sponsored ADR
(United Kingdom) ...............................       560,006      3,505,638

O2Micro International Ltd. Sponsored ADR
(Taiwan)(b)(e) .................................       305,000      2,345,450
                                                                -------------
                                                                    5,851,088
                                                                -------------

WIRELESS TELECOMMUNICATION SERVICES--1.3%
America Movil S.A. de C.V. ADR Series L
(Mexico)(e) ....................................        51,000      1,696,260
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $13,742,581)                                      14,649,878
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.7%
(IDENTIFIED COST $111,351,053)                                    131,028,038
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--20.1%

MONEY MARKET MUTUAL FUNDS--19.6%
State Street Navigator Prime Plus
(5.06% seven day effective yield)(d) ...........    25,789,169     25,789,169

                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                   -----------  -------------
COMMERCIAL PAPER(f)--0.5%
Clipper Receivables Co. LLC 5.30%, 7/3/06          $       645  $     644,810
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $26,433,979)                                      26,433,979
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--119.8%
(IDENTIFIED COST $137,785,032)                                    157,462,017(a)

Other assets and liabilities, net--(19.8)%                        (25,982,501)
                                                                -------------
NET ASSETS-100.0%                                               $ 131,479,516
                                                                =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $26,943,228 and gross depreciation of $7,289,924 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $137,808,713.

(b)   Non-income producing.

(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(d) Represents security purchased with cash collateral received for securities on loan.

(e)   All or a portion of security is on loan.

(f)   The rate shown is the discount rate.


                        See Notes to Financial Statements                      7

PHOENIX ALL-CAP GROWTH FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2006
                                   (UNAUDITED)

ASSETS
Investment securities at value,
    including $25,151,003 of securities on loan
    (Identified cost $137,785,032)                              $ 157,462,017
Cash                                                                    2,155
Receivables
    Investment securities sold                                        554,810
    Interest                                                           28,105
    Fund shares sold                                                   12,582
    Tax reclaims                                                        2,226
Trustee retainer                                                          135
Prepaid expenses                                                        5,111
                                                                -------------
       Total assets                                               158,067,141
                                                                -------------

LIABILITIES
Payables
    Fund shares repurchased                                           545,230
    Upon return of securities loaned                               25,789,169
    Investment advisory fee                                            92,051
    Transfer agent fee                                                 50,767
    Distribution and service fees                                      38,079
    Financial agent fee                                                13,068
    Other accrued expenses                                             59,261
                                                                -------------
       Total liabilities                                           26,587,625
                                                                -------------
NET ASSETS                                                      $ 131,479,516
                                                                =============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $ 102,133,467
Accumulated net investment loss                                      (552,219)
Accumulated net realized gain                                      10,221,283
Net unrealized appreciation                                        19,676,985
                                                                -------------
NET ASSETS                                                      $ 131,479,516
                                                                =============

CLASS A
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $114,445,677)               7,318,733
Net asset value per share                                       $       15.64
Offering price per share $15.64/(1-5.75%)                       $       16.59

CLASS B
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $8,285,141)                   613,396
Net asset value and offering price per share                    $       13.51

CLASS C
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $8,748,698)                   647,734
Net asset value and offering price per share                    $       13.51

                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2006
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                       $     536,341
Interest                                                               68,260
Security lending                                                       62,940
Foreign taxes withheld                                                 (6,864)
                                                                -------------
       Total investment income                                        660,677
                                                                -------------

EXPENSES
Investment advisory fee                                               624,060
Service fees, Class A                                                 162,746
Distribution and service fees, Class B                                 48,407
Distribution and service fees, Class C                                 49,692
Financial agent fee                                                    62,405
Transfer agent                                                        139,293
Printing                                                               54,200
Professional                                                           17,278
Registration                                                           14,371
Trustees                                                               14,297
Custodian                                                               9,602
Miscellaneous                                                          16,695
                                                                -------------
       Total expenses                                               1,213,046
Custodian fees paid indirectly                                           (150)
                                                                -------------
       Net expenses                                                 1,212,896
                                                                -------------
NET INVESTMENT INCOME (LOSS)                                         (552,219)
                                                                -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                            10,275,911
Net change in unrealized appreciation (depreciation)
    on investments                                                (15,075,898)
                                                                -------------
NET GAIN (LOSS) ON INVESTMENTS                                     (4,799,987)
                                                                -------------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                                   $  (5,352,206)
                                                                =============


8                       See Notes to Financial Statements

PHOENIX ALL-CAP GROWTH FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                       Six Months
                                                                                          Ended           Year Ended
                                                                                      June 30, 2006      December 31,
                                                                                       (Unaudited)           2005
                                                                                      -------------     --------------
FROM OPERATIONS
   Net investment income (loss)                                                       $    (552,219)    $   (1,372,422)
   Net realized gain (loss)                                                              10,275,911         25,626,231
   Net change in unrealized appreciation (depreciation)                                 (15,075,898)       (13,647,761)
                                                                                      -------------     --------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           (5,352,206)        10,606,048
                                                                                      -------------     --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net realized long-term gains, Class A                                                 (3,171,543)        (7,970,602)
   Net realized long-term gains, Class B                                                   (261,839)          (689,768)
   Net realized long-term gains, Class C                                                   (276,483)          (690,070)
                                                                                      -------------     --------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                             (3,709,865)        (9,350,440)
                                                                                      -------------     --------------
FROM SHARE TRANSACTIONS

CLASS A
   Proceeds from sales of shares (225,005 and 506,316 shares, respectively)               3,869,432          8,396,541
   Net asset value of shares issued from reinvestment of distributions (188,327
     and 309,303 shares, respectively)                                                    2,898,513          5,242,695
   Cost of shares repurchased (1,208,881 and 2,906,208 shares, respectively)            (20,463,404)       (47,663,034)
                                                                                      -------------     --------------
Total                                                                                   (13,695,459)       (34,023,798)
                                                                                      -------------     --------------

CLASS B
   Proceeds from sales of shares (58,470 and 140,466 shares, respectively)                  877,557          2,083,714
   Net asset value of shares issued from reinvestment of distributions (17,777
     and 32,551 shares, respectively)                                                       236,239            480,451
   Cost of shares repurchased (180,972 and 298,034 shares, respectively)                 (2,698,303)        (4,271,803)
                                                                                      -------------     --------------
Total                                                                                    (1,584,507)        (1,707,638)
                                                                                      -------------     --------------

CLASS C
   Proceeds from sales of shares (27,729 and 50,062 shares, respectively)                   413,007            740,690
   Net asset value of shares issued from reinvestment of distributions (17,636
     and 23,799 shares, respectively)                                                       234,559            351,272
   Cost of shares repurchased (104,190 and 245,520 shares, respectively)                 (1,538,601)        (3,547,113)
                                                                                      -------------     --------------
Total                                                                                      (891,035)        (2,455,151)
                                                                                      -------------     --------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                            (16,171,001)       (38,186,587)
                                                                                      -------------     --------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                (25,233,072)       (36,930,979)

NET ASSETS
   Beginning of period                                                                  156,712,588        193,643,567
                                                                                      -------------     --------------

   END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED
      NET INVESTMENT INCOME OF $(552,219) AND $0, RESPECTIVELY)                       $ 131,479,516     $  156,712,588
                                                                                      =============     ==============


                        See Notes to Financial Statements                      9

PHOENIX ALL-CAP GROWTH FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                CLASS A
                                           -------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                             YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2006      ------------------------------------------------------------
                                            (UNAUDITED)         2005         2004         2003         2002         2001
Net asset value, beginning of period          $  16.75        $  16.51     $  15.10     $  10.74     $  14.19     $  20.69
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                (0.05)          (0.12)       (0.05)       (0.11)       (0.10)       (0.10)
  Net realized and unrealized gain (loss)        (0.62)           1.39         1.46         4.47        (3.35)       (6.34)
                                              --------        --------     --------     --------     --------     --------
    TOTAL FROM INVESTMENT OPERATIONS             (0.67)           1.27         1.41         4.36        (3.45)       (6.44)
                                              --------        --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Distributions from net realized gains          (0.44)          (1.03)          --           --           --        (0.06)
                                              --------        --------     --------     --------     --------     --------
    TOTAL DISTRIBUTIONS                          (0.44)          (1.03)          --           --           --        (0.06)
                                              --------        --------     --------     --------     --------     --------
Change in net asset value                        (1.11)           0.24         1.41         4.36        (3.45)       (6.50)
                                              --------        --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                $  15.64        $  16.75     $  16.51     $  15.10     $  10.74     $  14.19
                                              ========        ========     ========     ========     ========     ========
Total return(2)                                  (3.97)%(4)       7.62%        9.34%       40.60%      (24.31)%     (31.12)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $114,446        $135,930     $168,498     $185,964     $147,074     $241,736

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                              1.52%(3)        1.46%        1.43%        1.48%        1.47%        1.40%
  Net investment income (loss)                   (0.64)%(3)      (0.73)%      (0.32)%      (0.87)%      (0.80)%      (0.64)%
Portfolio turnover                                  38%(4)          69%          47%          42%          84%          53%

(1)   Computed using average shares outstanding.

(2)   Sales charges are not reflected in the total return calculation.

(3)   Annualized.

(4)   Not annualized.


10                      See Notes to Financial Statements

PHOENIX ALL-CAP GROWTH FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                CLASS B
                                           -------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                             YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2006      ------------------------------------------------------------
                                            (UNAUDITED)         2005         2004         2003         2002         2001
Net asset value, beginning of period          $  14.59        $  14.61     $  13.46     $   9.64     $  12.84     $  18.87
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                (0.10)          (0.22)       (0.15)       (0.18)       (0.17)       (0.20)
  Net realized and unrealized gain (loss)        (0.54)           1.23         1.30         4.00        (3.03)       (5.77)
                                              --------        --------     --------     --------     --------     --------
    TOTAL FROM INVESTMENT OPERATIONS             (0.64)           1.01         1.15         3.82        (3.20)       (5.97)
                                              --------        --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Distributions from net realized gains          (0.44)          (1.03)          --           --           --        (0.06)
                                              --------        --------     --------     --------     --------     --------
    TOTAL DISTRIBUTIONS                          (0.44)          (1.03)          --           --           --        (0.06)
                                              --------        --------     --------     --------     --------     --------
Change in net asset value                        (1.08)          (0.02)        1.15         3.82        (3.20)       (6.03)
                                              --------        --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                $  13.51        $  14.59     $  14.61     $  13.46     $   9.64     $  12.84
                                              ========        ========     ========     ========     ========     ========
Total return(2)                                  (4.35)%(4)       6.84%        8.54%       39.63%      (24.92)%     (31.63)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $  8,285        $ 10,476     $ 12,316     $ 15,635     $ 15,407     $ 31,767

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                              2.27%(3)        2.21%        2.18%        2.23%        2.22%        2.15%
  Net investment income (loss)                   (1.39)%(3)      (1.48)%      (1.10)%      (1.62)%      (1.55)%      (1.39)%
Portfolio turnover                                  38%(4)          69%          47%          42%          84%          53%

                                                                                CLASS C
                                           -------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                             YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2006      ------------------------------------------------------------
                                            (UNAUDITED)         2005         2004         2003         2002         2001
Net asset value, beginning of period          $  14.59        $  14.61     $  13.46     $   9.64     $  12.84     $  18.87
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                (0.10)          (0.22)       (0.15)       (0.19)       (0.17)       (0.20)
  Net realized and unrealized gain (loss)        (0.54)           1.23         1.30         4.01        (3.03)       (5.77)
                                              --------        --------     --------     --------     --------     --------
    TOTAL FROM INVESTMENT OPERATIONS             (0.64)           1.01         1.15         3.82        (3.20)       (5.97)
                                              --------        --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Distributions from net realized gains          (0.44)          (1.03)          --           --           --        (0.06)
                                              --------        --------     --------     --------     --------     --------
    TOTAL DISTRIBUTIONS                          (0.44)          (1.03)          --           --           --        (0.06)
                                              --------        --------     --------     --------     --------     --------
Change in net asset value                        (1.08)          (0.02)        1.15         3.82        (3.20)       (6.03)
                                              --------        --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                $  13.51        $  14.59     $  14.61     $  13.46     $   9.64     $  12.84
                                              ========        ========     ========     ========     ========     ========
Total return(2)                                  (4.35)%(4)       6.84%        8.54%       39.63%      (24.92)%     (31.63)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $  8,749        $ 10,307     $ 12,830     $ 14,748     $ 12,525     $ 22,971

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                              2.27%(3)        2.21%        2.18%        2.23%        2.22%        2.15%
  Net investment income (loss)                   (1.39)%(3)      (1.48)%      (1.09)%      (1.62)%      (1.55)%      (1.39)%
Portfolio turnover                                  38%(4)          69%          47%          42%          84%          53%

(1)   Computed using average shares outstanding.

(2)   Sales charges are not reflected in the total return calculation.

(3)   Annualized.

(4)   Not annualized.


                        See Notes to Financial Statements                     11

PHOENIX NIFTY FIFTY FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Nifty Fifty Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                               Beginning           Ending        Expenses Paid
   Nifty Fifty Fund          Account Value      Account Value       During
        Class A            December 31, 2005    June 30, 2006       Period*
-----------------------    -----------------    -------------    -------------
Actual                         $1,000.00          $  933.40         $ 8.20

Hypothetical (5% return
   before expenses)             1,000.00           1,016.22           8.58

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.71%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
  (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                               Beginning           Ending        Expenses Paid
   Nifty Fifty Fund          Account Value      Account Value       During
        Class B            December 31, 2005    June 30, 2006       Period*
-----------------------    -----------------    -------------    -------------
Actual                         $1,000.00          $  930.10         $11.78

Hypothetical (5% return
   before expenses)             1,000.00           1,012.45          12.35

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.46%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
  (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                               Beginning           Ending        Expenses Paid
   Nifty Fifty Fund          Account Value      Account Value       During
        Class C            December 31, 2005    June 30, 2006       Period*
-----------------------    -----------------    -------------    -------------
Actual                         $1,000.00          $  929.50         $11.77

Hypothetical (5% return
   before expenses)             1,000.00           1,012.45          12.35

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.46%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
  (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

PHOENIX NIFTY FIFTY FUND

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                           6/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                  Information Technology             30%
                  Consumer Discretionary             19
                  Industrials                        15
                  Health Care                        12
                  Consumer Staples                   10
                  Financials                          6
                  Telecommunication Services          2
                  Other                               6

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                      SHARES        VALUE
                                                   -----------  -------------
DOMESTIC COMMON STOCKS-87.9%

AIR FREIGHT & LOGISTICS--3.9%
FedEx Corp. ....................................        15,800  $   1,846,388

APPAREL RETAIL--1.8%
Urban Outfitters, Inc.(b) ......................        50,500        883,245

APPLICATION SOFTWARE--1.2%
Adobe Systems, Inc.(b) .........................        19,400        588,984

BIOTECHNOLOGY--6.5%
Genentech, Inc.(b) .............................        16,000      1,308,800
Genzyme Corp.(b) ...............................        18,200      1,111,110
Gilead Sciences, Inc.(b) .......................        11,300        668,508
                                                                -------------
                                                                    3,088,418
                                                                -------------

COMMUNICATIONS EQUIPMENT--4.2%
Cisco Systems, Inc.(b) .........................        50,248        981,344
Qualcomm, Inc. .................................        26,000      1,041,820
                                                                -------------
                                                                    2,023,164
                                                                -------------

COMPUTER HARDWARE--2.8%
Apple Computer, Inc.(b) ........................        23,600      1,348,032

COMPUTER STORAGE & PERIPHERALS-1.6%
Western Digital Corp.(b) .......................        38,200        756,742

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-2.1%
Deere & Co. ....................................        12,100      1,010,229

                                                      SHARES        VALUE
                                                   -----------  -------------
CONSUMER FINANCE--2.4%
SLM Corp. ......................................        21,400  $   1,132,488

DATA PROCESSING & OUTSOURCED SERVICES-4.0%
Mastercard Inc. Class A(b) .....................        21,200      1,017,600
Paychex, Inc. ..................................        22,300        869,254
                                                                -------------
                                                                    1,886,854
                                                                -------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-2.4%
Corporate Executive Board Co. (The).............        11,200      1,122,240

DRUG RETAIL--3.5%
Walgreen Co. ...................................        36,800      1,650,112

FOOD RETAIL--2.2%
Whole Foods Market, Inc. .......................        16,100      1,040,704

GENERAL MERCHANDISE STORES--4.2%
Target Corp. ...................................        40,500      1,979,235

HEALTH CARE EQUIPMENT--4.0%
Medtronic, Inc. ................................        40,400      1,895,568

HOME IMPROVEMENT RETAIL--4.1%
Home Depot, Inc. (The) .........................        26,600        952,014
Lowe's Cos., Inc. ..............................        16,200        982,854
                                                                -------------
                                                                    1,934,868
                                                                -------------

HUMAN RESOURCES & EMPLOYMENT SERVICES-2.9%
Monster Worldwide, Inc.(b) .....................        32,800      1,399,248


                        See Notes to Financial Statements                     13

PHOENIX NIFTY FIFTY FUND

                                                      SHARES        VALUE
                                                   -----------  -------------
INDUSTRIAL MACHINERY--1.5%
Illinois Tool Works, Inc. ......................        15,600  $     741,000

INTERNET SOFTWARE & SERVICES--6.6%
eBay, Inc.(b) ..................................        42,200      1,236,038
Yahoo!, Inc.(b) ................................        57,700      1,904,100
                                                                -------------
                                                                    3,140,138
                                                                -------------

INVESTMENT BANKING & BROKERAGE-2.7%
Morgan Stanley .................................        20,400      1,289,484

MOVIES & ENTERTAINMENT--4.0%
Walt Disney Co. (The) ..........................        63,300      1,899,000

PERSONAL PRODUCTS--2.1%
Avon Products, Inc. ............................        32,600      1,010,600

REGIONAL BANKS--1.1%
Commerce Bancorp, Inc. .........................        15,000        535,050

RESTAURANTS--2.8%
Starbucks Corp.(b) .............................        35,100      1,325,376

SEMICONDUCTORS--5.8%
Maxim Integrated Products, Inc. ................        29,400        944,034
Texas Instruments, Inc. ........................        31,500        954,135
Xilinx, Inc. ...................................        38,400        869,760
                                                                -------------
                                                                    2,767,929
                                                                -------------

SOFT DRINKS--2.7%
PepsiCo, Inc. ..................................        21,400      1,284,856

SPECIALTY STORES--2.4%
Staples, Inc. ..................................        47,000      1,143,040

TRADING COMPANIES & DISTRIBUTORS--2.4%
Fastenal Co. ...................................        28,500      1,148,265
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $35,256,308)                                      41,871,257
-----------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                   -----------  -------------
FOREIGN COMMON STOCKS(c)--6.6%

APPLICATION SOFTWARE--3.3%
SAP AG Sponsored ADR (Germany) .................        29,600  $   1,554,592

PHARMACEUTICALS--1.2%
Teva Pharmaceutical Industries Ltd.
Sponsored ADR (United States) ..................        17,900        565,461

WIRELESS TELECOMMUNICATION SERVICES-2.1%
America Movil S.A. de C.V. ADR Series L (Mexico)        30,600      1,017,756
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,846,759)                                        3,137,809
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--94.5%
(IDENTIFIED COST $38,103,067)                                      45,009,066
-----------------------------------------------------------------------------

                                                       PAR
                                                      VALUE
                                                      (000)
                                                   -----------

SHORT-TERM INVESTMENTS-5.9%

COMMERCIAL PAPER(d)--5.9%
Clipper Receivables Co. LLC 5.30%, 7/3/06 ......   $     1,335      1,334,607
BellSouth Corp. 5.27%, 7/6/06 ..................         1,460      1,458,931
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,793,538)                                        2,793,538
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.4%
(IDENTIFIED COST $40,896,605)                                      47,802,604(a)
Other assets and liabilities, net--(0.4)%                            (195,128)
                                                                -------------
NET ASSETS--100.0%                                              $  47,607,476
                                                                =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $8,448,538 and gross depreciation of $1,573,294 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $40,927,360.

(b)   Non-income producing.

(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(d)   The rate shown is the discount rate.


14                      See Notes to Financial Statements

PHOENIX NIFTY FIFTY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2006
                                   (UNAUDITED)

ASSETS
Investment securities at value
    (Identified cost $40,896,605)                               $  47,802,604
Cash                                                                    3,833
Receivables
    Dividends                                                          10,516
    Fund shares sold                                                    1,342
    Tax reclaims                                                          559
Trustee retainer                                                        4,055
Prepaid expenses                                                       21,033
                                                                -------------
Total assets                                                       47,843,942
                                                                -------------

LIABILITIES
Payables
    Fund shares repurchased                                           105,510
    Transfer agent fee                                                 35,920
    Investment advisory fee                                            35,649
    Financial agent fee                                                17,473
    Distribution and service fees                                      17,128
    Professional fee                                                   16,607
    Other accrued expenses                                              8,179
                                                                -------------
       Total liabilities                                              236,466
                                                                -------------
NET ASSETS                                                      $  47,607,476
                                                                =============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $ 111,865,437
Accumulated net investment loss                                      (235,297)
Accumulated net realized loss                                     (70,928,663)
Net unrealized appreciation                                         6,905,999
                                                                -------------
NET ASSETS                                                      $  47,607,476
                                                                =============

CLASS A
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $36,153,793)                2,048,793
Net asset value per share                                       $       17.65
Offering price per share $17.65/(1-5.75%)                       $       18.73

CLASS B
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $5,926,489)                   377,832
Net asset value and offering price per share                    $       15.69

CLASS C
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $5,527,194)                   352,403
    Net asset value and offering price per share                $       15.68

                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2006
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                       $     222,271
Interest                                                               80,288
Foreign taxes withheld                                                 (2,365)
                                                                -------------
       Total investment income                                        300,194
                                                                -------------

EXPENSES
Investment advisory fee                                               251,535
Service fees, Class A                                                  53,882
Distribution and service fees, Class B                                 34,967
Distribution and service fees, Class C                                 33,124
Financial agent fee                                                    34,012
Transfer agent                                                         96,345
Printing                                                               24,307
Registration                                                           16,328
Professional                                                           13,560
Trustees                                                               10,357
Custodian                                                               6,141
Miscellaneous                                                          11,164
                                                                -------------
       Total expenses                                                 585,722
Less expenses reimbursed by financial agent                           (49,515)
Custodian fees paid indirectly                                           (716)
                                                                -------------
    Net expenses                                                      535,491
                                                                -------------
NET INVESTMENT INCOME (LOSS)                                         (235,297)
                                                                -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                             5,744,796
Net change in unrealized appreciation (depreciation)
    on investments                                                 (9,062,023)
                                                                -------------
NET GAIN (LOSS) ON INVESTMENTS                                     (3,317,227)
                                                                -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS                                             $  (3,552,524)
                                                                =============


                        See Notes to Financial Statements                     15

PHOENIX NIFTY FIFTY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                       Six Months
                                                                                          Ended           Year Ended
                                                                                      June 30, 2006      December 31,
                                                                                       (Unaudited)           2005
                                                                                      -------------     --------------
FROM OPERATIONS
    Net investment income (loss)                                                      $    (235,297)    $     (693,924)
    Net realized gain (loss)                                                              5,744,796         12,233,708
    Net change in unrealized appreciation (depreciation)                                 (9,062,023)        (9,677,829)
                                                                                      -------------     --------------
    INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                          (3,552,524)         1,861,955
                                                                                      -------------     --------------
FROM SHARE TRANSACTIONS
CLASS A
    Proceeds from sales of shares (45,772 and 263,439 shares, respectively)                 863,316          4,661,796
    Cost of shares repurchased (785,344 and 1,362,985 shares, respectively)             (14,787,857)       (24,347,872)
                                                                                      -------------     --------------
Total                                                                                   (13,924,541)       (19,686,076)
                                                                                      -------------     --------------

CLASS B
    Proceeds from sales of shares (10,169 and 17,841 shares, respectively)                  169,612            286,972
    Cost of shares repurchased (104,607 and 250,233 shares, respectively)                (1,743,180)        (3,981,189)
                                                                                      -------------     --------------
Total                                                                                    (1,573,568)        (3,694,217)
                                                                                      -------------     --------------

CLASS C
    Proceeds from sales of shares (17,764 and 21,066 shares, respectively)                  302,028            336,566
    Cost of shares repurchased (104,627 and 191,647 shares, respectively)                (1,745,586)        (3,068,853)
                                                                                      -------------     --------------
Total                                                                                    (1,443,558)        (2,732,287)
                                                                                      -------------     --------------
    INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                           (16,941,667)       (26,112,580)
                                                                                      -------------     --------------
    NET INCREASE (DECREASE) IN NET ASSETS                                               (20,494,191)       (24,250,625)

NET ASSETS
    Beginning of period                                                                  68,101,667         92,352,292
                                                                                      -------------     --------------
    END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS AND
       UNDISTRIBUTED NET INVESTMENT INCOME OF $(235,297) AND $0, RESPECTIVELY)        $  47,607,476     $   68,101,667
                                                                                      =============     ==============


16                      See Notes to Financial Statements

PHOENIX NIFTY FIFTY FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                CLASS A
                                            ------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                           YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2006     ------------------------------------------------------------
                                             (UNAUDITED)        2005         2004         2003         2002         2001
Net asset value, beginning of period          $  18.91        $  18.22     $  17.31     $  13.17     $  19.47     $  31.10
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                (0.06)          (0.13)       (0.07)       (0.14)       (0.15)       (0.23)
  Net realized and unrealized gain (loss)        (1.20)           0.82         0.98         4.28        (6.15)      (11.27)
                                              --------        --------     --------     --------     --------     --------
    TOTAL FROM INVESTMENT OPERATIONS             (1.26)           0.69         0.91         4.14        (6.30)      (11.50)
                                              --------        --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Distributions from net realized gains             --              --           --           --           --        (0.13)
                                              --------        --------     --------     --------     --------     --------
    TOTAL DISTRIBUTIONS                             --              --           --           --           --        (0.13)
                                              --------        --------     --------     --------     --------     --------
Change in net asset value                        (1.26)           0.69         0.91         4.14        (6.30)      (11.63)
                                              --------        --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                $  17.65        $  18.91     $  18.22     $  17.31     $  13.17     $  19.47
                                              ========        ========     ========     ========     ========     ========
Total return(2)                                  (6.66)%(4)       3.79%        5.26%       31.44%      (32.36)%     (36.97)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $ 36,154        $ 52,724     $ 70,827     $ 86,195     $ 74,605     $136,618

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                          1.71%(3)        1.65%        1.60%        1.59%        1.56%        1.47%
  Gross operating expenses                        1.88%(3)        1.76%        1.66%        1.69%        1.64%        1.47%
  Net investment income (loss)                   (0.65)%(3)      (0.74)%      (0.40)%      (0.90)%      (0.94)%      (1.00)%
Portfolio turnover                                  52%(4)          60%          53%          51%          66%          40%

(1)   Computed using average shares outstanding.

(2)   Sales charges are not reflected in the total return calculation.

(3)   Annualized.

(4)   Not annualized.


                        See Notes to Financial Statements                     17

PHOENIX NIFTY FIFTY FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                               CLASS B
                                            ------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                           YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2006     ------------------------------------------------------------
                                             (UNAUDITED)        2005         2004         2003         2002         2001
Net asset value, beginning of period          $  16.87        $  16.37     $  15.67     $  12.02     $  17.90     $  28.83
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                (0.12)          (0.24)       (0.19)       (0.22)       (0.25)       (0.37)
  Net realized and unrealized gain (loss)        (1.06)           0.74         0.89         3.87        (5.63)      (10.43)
                                              --------        --------     --------     --------     --------     --------
    TOTAL FROM INVESTMENT OPERATIONS             (1.18)           0.50         0.70         3.65        (5.88)      (10.80)
                                              --------        --------     --------     --------     --------     --------

LESS DISTRIBUTIONS
  Distributions from net realized gains             --              --           --           --           --        (0.13)
                                              --------        --------     --------     --------     --------     --------
    TOTAL DISTRIBUTIONS                             --              --           --           --           --        (0.13)
                                              --------        --------     --------     --------     --------     --------
Change in net asset value                        (1.18)           0.50         0.70         3.65        (5.88)      (10.93)
                                              --------        --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                $  15.69        $  16.87     $  16.37     $  15.67     $  12.02     $  17.90
                                              ========        ========     ========     ========     ========     ========
Total return(2)                                  (6.99)%(4)       3.05%        4.47%       30.37%      (32.85)%     (37.45)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $  5,926        $  7,968     $ 11,539     $ 16,749     $ 19,848     $ 46,586

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                          2.46%(3)        2.40%        2.35%        2.34%        2.31%        2.22%
  Gross operating expenses                        2.64%(3)        2.52%        2.41%        2.44%        2.39%        2.22%
  Net investment income (loss)                   (1.39)%(3)      (1.49)%      (1.19)%      (1.66)%      (1.70)%      (1.75)%
Portfolio turnover                                  52%(4)          60%          53%          51%          66%          40%

                                                                               CLASS C
                                            ------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                           YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2006     ------------------------------------------------------------
                                             (UNAUDITED)        2005         2004         2003         2002         2001
Net asset value, beginning of period          $  16.87        $  16.38     $  15.67     $  12.02     $  17.90     $  28.82
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                (0.12)          (0.24)       (0.18)       (0.23)       (0.25)       (0.37)
  Net realized and unrealized gain (loss)        (1.07)           0.73         0.89         3.88        (5.63)      (10.42)
                                              --------        --------     --------     --------     --------     --------
    TOTAL FROM INVESTMENT OPERATIONS             (1.19)           0.49         0.71         3.65        (5.88)      (10.79)
                                              --------        --------     --------     --------     --------     --------

LESS DISTRIBUTIONS
  Distributions from net realized gains             --              --           --           --           --        (0.13)
                                              --------        --------     --------     --------     --------     --------
    TOTAL DISTRIBUTIONS                             --              --           --           --           --        (0.13)
                                              --------        --------     --------     --------     --------     --------
Change in net asset value                        (1.19)           0.49         0.71         3.65        (5.88)      (10.92)
                                              --------        --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                $  15.68        $  16.87     $  16.38     $  15.67     $  12.02     $  17.90
                                              ========        ========     ========     ========     ========     ========
Total return(2)                                  (7.05)%(4)       3.05%        4.47%       30.37%      (32.85)%     (37.43)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $  5,527        $  7,410     $  9,986     $ 11,873     $ 11,020     $ 23,490

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                          2.46%(3)        2.36%        2.36%        2.34%        2.31%        2.22%
  Gross operating expenses                        2.64%(3)        2.52%        2.41%        2.44%        2.39%        2.22%
  Net investment income (loss)                   (1.40)%(3)      (1.49)%      (1.14)%      (1.65)%      (1.69)%      (1.75)%
Portfolio turnover                                  52%(4)          60%          53%          51%          66%          40%

(1)   Computed using average shares outstanding.

(2)   Sales charges are not reflected in the total return calculation.

(3)   Annualized.

(4)   Not annualized.


18                      See Notes to Financial Statements

PHOENIX SMALL-CAP GROWTH FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Small-Cap Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                               Beginning           Ending        Expenses Paid
 Small-Cap Growth Fund       Account Value      Account Value       During
        Class A            December 31, 2005    June 30, 2006       Period*
-----------------------    -----------------    -------------    -------------
Actual                         $1,000.00          $1,008.00          $7.93

Hypothetical (5% return
   before expenses)             1,000.00           1,016.80           8.00

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.59%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
  (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                               Beginning           Ending        Expenses Paid
 Small-Cap Growth Fund       Account Value      Account Value       During
        Class B            December 31, 2005    June 30, 2006       Period*
-----------------------    -----------------    -------------    -------------
Actual                         $1,000.00          $1,004.00         $11.64

Hypothetical (5% return
   before expenses)             1,000.00           1,013.04          11.76

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.34%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
  (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                               Beginning           Ending        Expenses Paid
 Small-Cap Growth Fund       Account Value      Account Value       During
        Class C            December 31, 2005    June 30, 2006       Period*
-----------------------    -----------------    -------------    -------------
Actual                         $1,000.00          $1,004.30         $11.64

Hypothetical (5% return
   before expenses)             1,000.00           1,013.04          11.76

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.34%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
  (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

PHOENIX SMALL-CAP GROWTH FUND

--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)                                          6/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                Information Technology                   34%
                Consumer Discretionary                   20
                Industrials                              16
                Financials                               11
                Health Care                              10
                Consumer Staples                          6
                Telecommunication Services                2
                Other                                     1

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                     SHARES         VALUE
                                                   -----------  -------------
DOMESTIC COMMON STOCKS--87.9%

AIR FREIGHT & LOGISTICS--1.3%
Pacer International, Inc. ......................        83,000  $   2,704,140

APPAREL RETAIL--0.0%
Crew (J.) Group, Inc.(b) .......................         1,550         42,548

APPLICATION SOFTWARE--1.4%
Blackboard, Inc.(b) ............................       103,000      2,982,880

ASSET MANAGEMENT & CUSTODY BANKS--3.2%
GAMCO Investors, Inc. Class A ..................       181,000      6,653,560

AUTOMOBILE MANUFACTURERS--0.5%
Winnebago Industries, Inc. .....................        32,000        993,280

AUTOMOTIVE RETAIL--1.2%
Advance Auto Parts, Inc. .......................        86,000      2,485,400

BIOTECHNOLOGY--3.5%
Coley Pharmaceutical Group, Inc.(b) ............        71,000        820,050
ICOS Corp.(b) ..................................        75,000      1,649,250
NPS Pharmaceuticals, Inc.(b) ...................       213,000      1,039,440
Nuvelo, Inc.(b) ................................       237,000      3,946,050
                                                                -------------
                                                                    7,454,790
                                                                -------------

                                                     SHARES         VALUE
                                                   -----------  -------------
BROADCASTING & CABLE TV--0.1%
WorldSpace, Inc. Class A(b) ....................        61,000  $     218,380

CASINOS & GAMING--5.0%
Multimedia Games, Inc.(b) ......................       153,000      1,549,890
Scientific Games Corp. Class A(b) ..............       170,000      6,055,400
Shuffle Master, Inc.(b) ........................        85,000      2,786,300
                                                                -------------
                                                                   10,391,590
                                                                -------------

COMMUNICATIONS EQUIPMENT--1.3%
SafeNet, Inc.(b) ...............................       149,000      2,640,280

COMPUTER HARDWARE--3.9%
Avid Technology, Inc.(b) .......................       140,000      4,666,200
Stratasys, Inc.(b) .............................       123,000      3,623,580
                                                                -------------
                                                                    8,289,780
                                                                -------------

DATA PROCESSING & OUTSOURCED SERVICES--1.2%
MoneyGram International, Inc. ..................        73,000      2,478,350

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES--7.1%
Advisory Board Co. (The)(b) ....................       132,000      6,347,880
Corporate Executive Board Co. (The) ............        55,000      5,511,000
Huron Consulting Group, Inc.(b) ................        58,743      2,061,292
Tetra Tech, Inc.(b) ............................        55,000        975,700
                                                                -------------
                                                                   14,895,872
                                                                -------------


20                      See Notes to Financial Statements

PHOENIX SMALL-CAP GROWTH FUND

                                                     SHARES         VALUE
                                                   -----------  -------------
EDUCATION SERVICES--1.9%
Lincoln Educational Services Corp.(b) ..........        48,700  $     832,283
Strayer Education, Inc. ........................        32,000      3,107,840
                                                                -------------
                                                                    3,940,123
                                                                -------------

GENERAL MERCHANDISE STORES--0.1%
99 Cents Only Stores(b) ........................        29,000        303,340

HEALTH CARE EQUIPMENT--0.5%
Conor Medsystems, Inc.(b) ......................        36,000        993,240

HEALTH CARE SERVICES--0.5%
Health Grades, Inc.(b) .........................       245,000      1,102,500

HEALTH CARE SUPPLIES--1.7%
Immucor, Inc.(b) ...............................       184,000      3,538,320

HUMAN RESOURCES & EMPLOYMENT SERVICES--3.0%
Resources Connection, Inc.(b) ..................       256,000      6,405,120

INTERNET SOFTWARE & SERVICES--12.5%
CNET Networks, Inc.(b) .........................       260,000      2,074,800
Digitas, Inc.(b) ...............................       146,000      1,696,520
Equinix, Inc.(b) ...............................        76,000      4,169,360
j2 Global Communications, Inc.(b) ..............       427,000     13,330,940
NetRatings, Inc.(b) ............................       284,000      3,944,760
Websense, Inc.(b) ..............................        48,000        985,920
                                                                -------------
                                                                   26,202,300
                                                                -------------

LEISURE FACILITIES--2.6%
Life Time Fitness, Inc.(b) .....................       118,000      5,459,860

LEISURE PRODUCTS-2.3%
MarineMax, Inc.(b) .............................        65,000      1,704,950
Polaris Industries, Inc. .......................        71,000      3,074,300
                                                                -------------
                                                                    4,779,250
                                                                -------------

LIFE SCIENCES TOOLS & SERVICES--3.9%
Nektar Therapeutics(b) .........................       444,000      8,142,960

MOVIES & ENTERTAINMENT--0.9%
CKX, Inc.(b) ...................................        86,000      1,167,020
Digital Music Group, Inc.(b) ...................       116,000        638,000
                                                                -------------
                                                                    1,805,020
                                                                -------------

OFFICE SERVICES & SUPPLIES--3.3%
PeopleSupport, Inc.(b) .........................       513,011      6,905,128

                                                     SHARES         VALUE
                                                   -----------  -------------
PACKAGED FOODS & MEATS--0.6%
Hain Celestial Group, Inc. (The)(b) ............        48,000  $   1,236,480

PHARMACEUTICALS--4.3%
Barrier Therapeutics, Inc.(b) ..................        53,000        346,620
Medicis Pharmaceutical Corp. Class A ...........        33,000        792,000
MGI Pharma, Inc.(b) ............................       242,000      5,203,000
Sepracor, Inc.(b) ..............................        46,000      2,628,440
                                                                -------------
                                                                    8,970,060
                                                                -------------

RESTAURANTS--1.9%
Cheesecake Factory, Inc. (The)(b) ..............       119,000      3,207,050
PF Chang's China Bistro, Inc.(b) ...............        21,000        798,420
                                                                -------------
                                                                    4,005,470
                                                                -------------

SEMICONDUCTORS--6.1%
Integrated Device Technology, Inc.(b) ..........        79,000      1,120,220
Mindspeed Technologies, Inc.(b) ................     1,767,000      4,258,470
ON Semiconductor Corp.(b) ......................       872,000      5,127,360
Semtech Corp.(b) ...............................        75,000      1,083,750
Supertex, Inc.(b) ..............................        32,000      1,278,080
                                                                -------------
                                                                   12,867,880
                                                                -------------

SOFT DRINKS--5.3%
Hansen Natural Corp.(b) ........................        58,000     11,041,460

SPECIALIZED CONSUMER SERVICES-0.5%
Collectors Universe, Inc. ......................        73,000      1,020,540

SPECIALTY STORES--1.9%
Guitar Center, Inc.(b) .........................        92,000      4,091,240

THRIFTS & MORTGAGE FINANCE--1.9%
Federal Agricultural Mortgage Corp. Class C ....       144,000      3,988,800

TRADING COMPANIES & DISTRIBUTORS--1.0%
TransDigm Group, Inc.(b) .......................        90,000      2,155,500

WIRELESS TELECOMMUNICATION SERVICES--1.5%
InPhonic, Inc.(b) ..............................       498,000      3,137,400
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $131,861,068)                                    184,322,841
-----------------------------------------------------------------------------


                        See Notes to Financial Statements                     21

PHOENIX SMALL-CAP GROWTH FUND

                                                     SHARES         VALUE
                                                   -----------  -------------
FOREIGN COMMON STOCKS(c)--11.5%

APPLICATION SOFTWARE--0.8%
Retalix Ltd. (United States)(b) ................        73,000  $   1,628,630

ASSET MANAGEMENT & CUSTODY BANKS--2.6%
Stewart (W.P.) & Co. Ltd. (United States) ......       349,000      5,311,780

MOVIES & ENTERTAINMENT--1.5%
Imax Corp. (United States)(b) ..................       351,000      3,215,160

SEMICONDUCTORS--6.6%
ARM Holdings plc Sponsored ADR
(United Kingdom) ...............................     1,377,007      8,620,064

O2Micro International Ltd. Sponsord ADR
(Taiwan)(b) ....................................       687,000      5,283,030
                                                                -------------
                                                                   13,903,094
                                                                -------------

-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $22,271,652)                                      24,058,664
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.4%
(IDENTIFIED COST $154,132,720)                                    208,381,505
-----------------------------------------------------------------------------

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                   -----------  -------------
SHORT-TERM INVESTMENTS--1.1%

COMMERCIAL PAPER(d)--1.1%
Clipper Receivables Co. LLC 5.30%, 7/3/06          $     2,230  $   2,229,343
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,229,343)                                        2,229,343
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.5%
(IDENTIFIED COST $156,362,063)                                    210,610,848(a)

Other assets and liabilities, net--(0.5)%                          (1,002,486)
                                                                -------------
NET ASSETS--100.0%                                              $ 209,608,362
                                                                =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $72,406,478 and gross depreciation of $18,163,035 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $156,367,405.

(b)   Non-income producing.

(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(d)   The rate shown is the discount rate.


22                      See Notes to Financial Statements

PHOENIX SMALL-CAP GROWTH FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2006
                                   (UNAUDITED)

ASSETS
Investment securities at value
    (Identified cost $156,362,063)                              $ 210,610,848
Cash                                                                    4,380
Receivables
    Fund shares sold                                                  193,622
    Dividends                                                          24,590
Prepaid expenses                                                       24,055
                                                                -------------
       Total assets                                               210,857,495
                                                                -------------

LIABILITIES
Payables
    Fund shares repurchased                                           563,916
    Investment securities purchased                                   155,807
    Investment advisory fee                                           159,534
    Transfer agent fee                                                133,587
    Distribution and service fees                                      76,743
    Financial agent fee                                                75,371
    Trustees' fee                                                       3,351
    Other accrued expenses                                             80,824
                                                                -------------
       Total liabilities                                            1,249,133
                                                                -------------
NET ASSETS                                                      $ 209,608,362
                                                                =============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $ 274,115,546
Accumulated net investment loss                                    (1,560,123)
Accumulated net realized loss                                    (117,195,846)
Net unrealized appreciation                                        54,248,785
                                                                -------------
NET ASSETS                                                      $ 209,608,362
                                                                =============

CLASS A
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $155,392,079)               4,738,141
Net asset value per share                                       $       32.80
Offering price per share $32.80/(1-5.75%)                       $       34.80

CLASS B
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $33,117,409)                1,088,178
Net asset value and offering price per share                    $       30.43

CLASS C
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $21,098,874)                  693,542
Net asset value and offering price per share                    $       30.42

                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2006
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                       $     461,272
Interest                                                               65,848
Foreign taxes withheld                                                 (7,345)
                                                                -------------
       Total investment income                                        519,775
                                                                -------------

EXPENSES
Investment advisory fee                                             1,069,420
Service fees, Class A                                                 213,096
Distribution and service fees, Class B                                192,887
Distribution and service fees, Class C                                115,424
Financial agent fee                                                    86,639
Transfer agent                                                        320,095
Printing                                                               88,681
Registration                                                           24,308
Trustees                                                               17,802
Professional                                                           14,071
Custodian                                                              10,154
Miscellaneous                                                          25,470
                                                                -------------
       Total expenses                                               2,178,047
Less expenses reimbursed by financial agent                           (97,611)
Custodian fees paid indirectly                                           (538)
                                                                -------------
    Net expenses                                                    2,079,898
                                                                -------------
NET INVESTMENT INCOME (LOSS)                                       (1,560,123)
                                                                -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                            15,839,847
Net change in unrealized appreciation (depreciation)
    on investments                                                (11,529,030)
                                                                -------------
NET GAIN (LOSS) ON INVESTMENTS                                      4,310,817
                                                                -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS                                             $   2,750,694
                                                                =============


                        See Notes to Financial Statements                     23

PHOENIX SMALL-CAP GROWTH FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                    Six Months
                                                                                       Ended         Year Ended
                                                                                   June 30, 2006    December 31,
                                                                                    (Unaudited)         2005
                                                                                   -------------    -------------
FROM OPERATIONS
    Net investment income (loss)                                                   $  (1,560,123)   $  (3,948,020)
    Net realized gain (loss)                                                          15,839,847       69,191,110
    Net change in unrealized appreciation (depreciation)                             (11,529,030)     (44,074,481)
                                                                                   -------------    -------------
    INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        2,750,694       21,168,609
                                                                                   -------------    -------------

FROM SHARE TRANSACTIONS
CLASS A
    Proceeds from sales of shares (382,348 and 2,032,562 shares, respectively)        13,229,016       60,244,084
    Cost of shares repurchased (824,222 and 5,477,167 shares, respectively)          (28,226,133)    (163,649,145)
                                                                                   -------------    -------------
Total                                                                                (14,997,117)    (103,405,061)
                                                                                   -------------    -------------

CLASS B
    Proceeds from sales of shares (33,608 and 67,321 shares, respectively)             1,066,727        1,869,512
    Cost of shares repurchased (301,867 and 816,089 shares, respectively)             (9,710,809)     (22,453,696)
                                                                                   -------------    -------------
Total                                                                                 (8,644,082)     (20,584,184)
                                                                                   -------------    -------------

CLASS C
    Proceeds from sales of shares (18,734 and 34,587 shares, respectively)               596,341          944,072
    Cost of shares repurchased (106,025 and 342,461 shares, respectively)             (3,382,086)      (9,390,815)
                                                                                   -------------    -------------
Total                                                                                 (2,785,745)      (8,446,743)
                                                                                   -------------    -------------
    INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                        (26,426,944)    (132,435,988)
                                                                                   -------------    -------------
    NET INCREASE (DECREASE) IN NET ASSETS                                            (23,676,250)    (111,267,379)

NET ASSETS
    Beginning of period                                                              233,284,612      344,551,991
                                                                                   -------------    -------------

    END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS AND
       UNDISTRIBUTED NET INVESTMENT INCOME OF $(1,560,123) AND $0, RESPECTIVELY)   $ 209,608,362    $ 233,284,612
                                                                                   =============    =============


24                      See Notes to Financial Statements

PHOENIX SMALL-CAP GROWTH FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                               CLASS A
                                            ------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                           YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2006     ------------------------------------------------------------
                                             (UNAUDITED)        2005         2004         2003         2002         2001
Net asset value, beginning of period          $  32.53        $  29.65     $  27.39     $  18.47     $  26.58     $  37.96
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(1)                  (0.20)          (0.35)       (0.31)       (0.30)       (0.29)       (0.33)
  Net realized and unrealized gain (loss)         0.47            3.23         2.57         9.22        (7.82)      (11.05)
                                              --------        --------     --------     --------     --------     --------
    TOTAL FROM INVESTMENT OPERATIONS              0.27            2.88         2.26         8.92        (8.11)      (11.38)
                                              --------        --------     --------     --------     --------     --------
Change in net asset value                         0.27            2.88         2.26         8.92        (8.11)      (11.38)
                                              --------        --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                $  32.80        $  32.53     $  29.65     $  27.39     $  18.47     $  26.58
                                              ========        ========     ========     ========     ========     ========
Total return(2)                                   0.80%(4)        9.75%        8.25%       48.29%      (30.51)%     (29.98)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $155,392        $168,527     $255,698     $237,347     $156,714     $270,990

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                          1.59%(3)        1.58%        1.58%        1.58%        1.58%        1.57%
  Gross operating expenses                        1.68%(3)        1.69%        1.68%        1.71%        1.79%        1.67%
  Net investment income (loss)                   (1.15)%(3)      (1.18)%      (1.15)%      (1.35)%      (1.39)%      (1.18)%
Portfolio turnover                                  12%(4)          38%          35%          40%          46%          28%

(1)   Computed using average shares outstanding.

(2)   Sales charges are not reflected in the total return calculation.

(3)   Annualized.

(4)   Not annualized.


                        See Notes to Financial Statements                     25

PHOENIX SMALL-CAP GROWTH FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                               CLASS B
                                            ------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                           YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2006     ------------------------------------------------------------
                                             (UNAUDITED)        2005         2004         2003         2002         2001
Net asset value, beginning of period          $  30.30        $  27.82     $  25.90     $  17.60     $  25.52     $  36.72
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                (0.30)          (0.54)       (0.50)       (0.44)       (0.42)       (0.52)
  Net realized and unrealized gain (loss)         0.43            3.02         2.42         8.74        (7.50)      (10.68)
                                              --------        --------     --------     --------     --------     --------
    TOTAL FROM INVESTMENT OPERATIONS              0.13            2.48         1.92         8.30        (7.92)      (11.20)
                                              --------        --------     --------     --------     --------     --------
Change in net asset value                         0.13            2.48         1.92         8.30        (7.92)      (11.20)
                                              --------        --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                $  30.43        $  30.30     $  27.82     $  25.90     $  17.60     $  25.52
                                              ========        ========     ========     ========     ========     ========
Total return(2)                                   0.40%(4)        8.95%        7.41%       47.16%      (31.03)%     (30.50)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $ 33,117        $ 41,105     $ 58,574     $ 83,515     $ 70,217     $132,214

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                          2.34%(3)        2.34%        2.33%        2.33%        2.33%        2.32%
  Gross operating expenses                        2.43%(3)        2.44%        2.42%        2.47%        2.54%        2.42%
  Net investment income (loss)                   (1.89)%(3)      (1.93)%      (1.93)%      (2.10)%      (2.13)%      (1.95)%
Portfolio turnover                                  12%(4)          38%          35%          40%          46%          28%

                                                                                CLASS C
                                            ------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                           YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2006     ------------------------------------------------------------
                                             (UNAUDITED)        2005         2004         2003         2002         2001
Net asset value, beginning of period          $  30.29        $  27.81     $  25.88     $  17.59     $  25.50     $  36.69
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                (0.30)          (0.54)       (0.49)       (0.44)       (0.42)       (0.52)
  Net realized and unrealized gain (loss)         0.43            3.02         2.42         8.73        (7.49)      (10.67)
                                              --------        --------     --------     --------     --------     --------
    TOTAL FROM INVESTMENT OPERATIONS              0.13            2.48         1.93         8.29        (7.91)      (11.19)
                                              --------        --------     --------     --------     --------     --------
Change in net asset value                         0.13            2.48         1.93         8.29        (7.91)      (11.19)
                                              --------        --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                $  30.42        $  30.29     $  27.81     $  25.88     $  17.59     $  25.50
                                              ========        ========     ========     ========     ========     ========
Total return(2)                                   0.43%(4)        8.92%        7.46%       47.13%      (31.02)%     (30.50)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $ 21,099        $ 23,653     $ 30,280     $ 38,514     $ 30,732     $ 58,116

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                          2.34%(3)        2.34%        2.33%        2.33%        2.33%        2.32%
  Gross operating expenses                        2.43%(3)        2.44%        2.42%        2.47%        2.54%        2.42%
  Net investment income (loss)                   (1.89)%(3)      (1.93)%      (1.92)%      (2.10)%      (2.13)%      (1.89)%
Portfolio turnover                                  12%(4)          38%          35%          40%          46%          28%

(1)   Computed using average shares outstanding.

(2)   Sales charges are not reflected in the total return calculation.

(3)   Annualized.

(4)   Not annualized.


26                      See Notes to Financial Statements

PHOENIX INVESTMENT TRUST 06
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 (UNAUDITED)

1. ORGANIZATION

      The Phoenix Investment Trust 06 (the "Trust") (formerly Phoenix-Engemann Funds) is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

      Currently three Funds are offered for sale, (each a "Fund"). The Phoenix All-Cap Growth Fund ("All-Cap Growth Fund"), the Phoenix Nifty Fifty Fund ("Nifty Fifty Fund") and the Phoenix Small-Cap Growth Fund ("Small-Cap Growth Fund") are each diversified and each has an investment objective of long-term growth of capital.

      The Funds offer the following classes of shares for sale:

                                      Class A       Class B      Class C
                                      -------       -------      -------
All-Cap Growth Fund ..............       X             X            X
Nifty Fifty Fund .................       X             X            X
Small-Cap Growth Fund ............       X             X            X

      Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

      Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

      Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

      The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-

PHOENIX INVESTMENT TRUST 06
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 (UNAUDITED) (CONTINUED)

not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. As of June 30, 2006, the Funds have not completed their evaluation of the impact that will result from adopting FIN 48.

D. DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

      Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. SECURITIES LENDING:

      Certain Funds may loan securities to qualified brokers through an agreement with State Street Bank and Trust (the "Custodian"). Under the terms of the agreement, the Fund receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral has been invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

      As compensation for their services to the Trust the Adviser (the "Adviser"), Engemann Asset Management ("EAM") an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee, based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                      First $50       Next $450      Over $500
                                       Million         Million        Million
                                      ---------       ---------      ---------
All-Cap Growth Fund ..............      0.90%           0.80%          0.70%
Nifty Fifty Fund .................      0.90%           0.80%          0.70%
Small-Cap Growth Fund ............      1.00%           0.90%          0.80%

      As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO") an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the six-months (the "period") ended June 30, 2006, as follows:

                                       Class A        Class B         Class C
                                     Net Selling     Deferred        Deferred
                                     Commissions   Sales Charges   Sales Charges
                                     -----------   -------------   -------------
All-Cap Growth Fund ..............     $5,548         $11,194          $463
Nifty Fifty Fund .................      1,122           7,111           113
Small-Cap Growth Fund ............      6,537          26,255           928

      In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class.

      Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a

PHOENIX INVESTMENT TRUST 06
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 (UNAUDITED) (CONTINUED)

contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

      As financial agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide oversight of the performance of PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of fund accounting, tax services and related services provided by PFPC Inc. For the period ended June 30, 2006, the Trust incurred financial agent fees totaling $183,056.

      For the Nifty Fifty Fund and the Small-Cap Growth Fund, PEPCO has contractually agreed to waive a portion of its financial agent fee (excluding interest, taxes, and extraordinary expenses) through April 30, 2007, so that other operating expenses do not exceed 0.50% of the first $50 million of the average daily net assets, which rate would be reduced at higher levels of net assets. For the Small-Cap Growth Fund, other operating expenses are defined as operating expenses excluding management fees and 12b-1 fees. For the Nifty Fifty Fund, other operating expenses are defined as operating expenses excluding management fees, 12b-1 fees and fiduciary fees (defined as legal, trustee and audit fees). PEPCO will not seek to recapture any operating expenses reimbursed under this arrangement.

      PEPCO serves as the Trust's transfer agent with State Street Bank and Trust Company serving as subtransfer agent. For the period ended June 30, 2006, transfer agent fees were $555,733 as reported in the Statements of Operations, of which PEPCO retained the following:

                                                   Transfer Agent
                                                    Fee Retained
                                                   --------------
All-Cap Growth Fund ............................      $ 34,114
Nifty Fifty Fund ...............................        24,917
Small-Cap Growth Fund ..........................       139,920

      At June 30, 2006, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following:

                                                                Aggregate
                                                                Net Asset
                                                   Shares         Value
                                                   -------      ----------
Small-Cap Growth Fund ......................       215,722      $7,075,682

4. PURCHASES AND SALES OF SECURITIES

      Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended June 30, 2006, were as follows:

                                                  Purchases       Sales
                                                 -----------   -----------
All-Cap Growth Fund ........................     $56,193,265   $74,969,476
Nifty Fifty Fund ...........................      28,640,835    47,362,164
Small-Cap Growth Fund ......................      27,174,119    54,834,497

      There were no purchases or sales of long-term U.S. Government and agency securities for the period ended June 30, 2006.

5. 10% SHAREHOLDERS

      At June 30, 2006, certain Funds had omnibus shareholder accounts (which are comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the fund as detailed below. The shareholders are not affiliated with PNX.

                                                                  % of Shares
                                                                  Outstanding
                                                                  -----------
All-Cap Growth Fund .........................................         26.6%
Nifty Fifty Fund ............................................         23.4

6. ASSET CONCENTRATIONS

      Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

      At June 30, 2006, the All-Cap Growth Fund, the Nifty Fifty Fund and the Small-Cap Growth Fund held securities issued by various companies in the Information Technology sector, comprising 29%, 30% and 34% of the total net assets of each Fund, respectively.

7. INDEMNIFICATIONS

      Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8. REGULATORY EXAMS

      Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who

PHOENIX INVESTMENT TRUST 06
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 (UNAUDITED) (CONTINUED)

invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

9. FEDERAL INCOME TAX INFORMATION

      The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                                      Expiration Year
                                   2009            2010            2011            Total
                               ------------    -------------    -----------    -------------
Nifty Fifty Fund ...........   $ 13,478,455    $  63,129,228    $        --    $  76,607,683
Small-Cap Growth
  Fund .....................      4,448,302      119,743,260      8,839,949      133,031,511

      The Funds may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

PHOENIX INVESTMENT TRUST 06

101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES

E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L. J. Verdonck

OFFICERS

Daniel T. Geraci, President
George R. Aylward, Executive Vice President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief
  Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Counsel, Secretary and Chief Legal Officer

INVESTMENT ADVISER

Engemann Asset Management
600 North Rosemead Boulevard
Pasadena, CA 91107-2133

PRINCIPAL UNDERWRITER

Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT

Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US

Mutual Fund Services                                 1-800-243-1574
Advisor Consulting Group                             1-800-243-4361
Telephone Orders                                     1-800-367-5877
Text Telephone                                       1-800-243-1926
Web site                                             PHOENIXFUNDS.COM

--------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

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                                                                --------------
                                                                  PRESORTED
                                                                   STANDARD
[LOGO] PHOENIXFUNDS(SM)                                           U.S.POSTAGE
                                                                     PAID
PHOENIX EQUITY PLANNING CORPORATION                             Louisville, KY
P.O. Box 150480                                                 Permit No.1051
Hartford, CT 06115-0480                                         --------------


For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.


NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.


PXP2115A                                                                    8-06
BPD27037

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Phoenix Investment Trust 06
            --------------------------------------------------------------------
By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date        September 5, 2006
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date        September 5, 2006
     ---------------------------------------------------------------------------

By (Signature and Title)*  /s/ W. Patrick Bradley
                           -----------------------------------------------------
                           W. Patrick Bradley,  Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date        September 5, 2006
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.